OTHER INCOME – CAPITAL GAIN FROM MARKETABLE SECURITIES (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Other Income and Expenses [Abstract]
Capital gain from marketable securities	$ 14	$ 88